Cover	Aug. 16, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2022
Entity File Number	001-40462
Entity Registrant Name	8i Acquisition 2 Corp.
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	c/o 6 Eu Tong Seng Street
Entity Address, City or Town	#08-13
Entity Address, Country	SG
Entity Address, Postal Zip Code	059817
City Area Code	65
Local Phone Number	6788 0388
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units consisting of one Ordinary Share, no par value, one Redeemable Warrant to acquire one-half (1/2) of one Ordinary Share, and one Right to acquire one-tenth of an Ordinary Share
Title of 12(b) Security	Units consisting of one Ordinary Share, no par value, one Redeemable Warrant to acquire one-half (1/2)
Trading Symbol	LAXXU
Security Exchange Name	NASDAQ
Ordinary Shares included as part of the Units
Title of 12(b) Security	Ordinary Shares included as part of the Units
Trading Symbol	LAX
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	LAXXW
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	LAXXR
Security Exchange Name	NASDAQ